Parties-in-interests (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 1,057,952,000	$ 903,513,359
Self-managed brokerage
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 14,736,081	$ 11,281,195